DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS - Carrying amounts and estimated fair values (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Cash and cash equivalents	$ 23,726	$ 28,613	$ 22,320	$ 47,689	$ 10,705
Available-for-sale securities	49,662	51,403		61,429
Federal Home Loan Bank of Boston stock	3,515	2,650		1,854
Accrued interest receivable	3,171	2,638		2,345
Financial liabilities:
Borrowings	79,942	68,022		26,841
Carrying Amount
Financial assets:
Cash and cash equivalents	23,726	28,613		47,689
Available-for-sale securities	49,662	51,403		61,429
Federal Home Loan Bank of Boston stock	3,515	2,650		1,854
Loans, net	859,269	835,528		742,138
Accrued interest receivable	3,171	2,638		2,345
Financial liabilities:
Deposits	775,277	768,096		750,057
Borrowings	79,942	68,022		26,841
Fair Value
Financial assets:
Cash and cash equivalents	23,726	28,613		47,689
Available-for-sale securities	49,662	51,403		61,429
Federal Home Loan Bank of Boston stock	3,515	2,650		1,854
Loans, net	852,305	827,090		745,637
Accrued interest receivable	3,171	2,638		2,345
Financial liabilities:
Deposits	775,554	768,010		749,898
Borrowings	79,984	67,846		26,655
Level 1
Financial assets:
Cash and cash equivalents	23,726	28,613		47,689
Available-for-sale securities	0	0		0
Federal Home Loan Bank of Boston stock	3,515	2,650		1,854
Loans, net	0	0		0
Accrued interest receivable	0	0		0
Financial liabilities:
Deposits	0	0		0
Borrowings	0	0		0
Level 2
Financial assets:
Cash and cash equivalents	0	0		0
Available-for-sale securities	49,662	51,403		61,429
Federal Home Loan Bank of Boston stock	0	0		0
Loans, net	0	0		0
Accrued interest receivable	3,171	2,638		2,345
Financial liabilities:
Deposits	0	0		0
Borrowings	79,984	67,846		26,655
Level 3
Financial assets:
Cash and cash equivalents	0	0		0
Available-for-sale securities	0	0		0
Federal Home Loan Bank of Boston stock	0	0		0
Loans, net	852,305	827,090		745,637
Accrued interest receivable	0	0		0
Financial liabilities:
Deposits	775,554	768,010		749,898
Borrowings	$ 0	$ 0		$ 0